Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000073513 | Electric Transmission & Distribution
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000073513 | Institutional Brokerage
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000073513 | P&C Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000073513 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000073513 | Econ & Indust Development
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000073513 | Miscellaneous Tax
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000073513 | Banks
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000073513 | Other
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000073513 | Electricity And Public Power
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000073513 | Integrated Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000073513 | Hospitals
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000073513 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000073513 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000073513 | Life Insurance
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000073513 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000167229 | Electric Transmission & Distribution
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000167229 | Institutional Brokerage
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000167229 | P&C Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000167229 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000167229 | Econ & Indust Development
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000167229 | Miscellaneous Tax
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000167229 | Banks
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000167229 | Other
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000167229 | Electricity And Public Power
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000167229 | Integrated Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000167229 | Hospitals
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000167229 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000167229 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000167229 | Life Insurance
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000167229 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000219380 | Electric Transmission & Distribution
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219380 | Institutional Brokerage
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219380 | P&C Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219380 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219380 | Econ & Indust Development
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000219380 | Miscellaneous Tax
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000219380 | Banks
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000219380 | Other
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000219380 | Electricity And Public Power
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000219380 | Integrated Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000219380 | Hospitals
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000219380 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000219380 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000219380 | Life Insurance
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000219380 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000003857 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003857 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003857 | Real Estate Investment Trusts (REITs)
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003857 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003857 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000003857 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003857 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000003857 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000003857 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000003857 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000003857 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000003857 | Technology
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000167227 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167227 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000167227 | Real Estate Investment Trusts (REITs)
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000167227 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000167227 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000167227 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000167227 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000167227 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000167227 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000167227 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000167227 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000167227 | Technology
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000219378 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000219378 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219378 | Real Estate Investment Trusts (REITs)
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219378 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000219378 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000219378 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000219378 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000219378 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000219378 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000219378 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000219378 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000219378 | Technology
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000059931 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000059931 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000059931 | Local
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000059931 | Idr & Pcr
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000059931 | Lease
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000059931 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000059931 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000059931 | Education
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000059931 | Housing
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000167228 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000167228 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000167228 | Local
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000167228 | Idr & Pcr
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000167228 | Lease
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000167228 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000167228 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000167228 | Education
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000167228 | Housing
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000219379 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000219379 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000219379 | Local
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219379 | Idr & Pcr
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000219379 | Lease
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000219379 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000219379 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000219379 | Education
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000219379 | Housing
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000003855 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003855 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003855 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003855 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000003855 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003855 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003855 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000003855 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000167226 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000167226 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167226 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000167226 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000167226 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000167226 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000167226 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000167226 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000219377 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219377 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000219377 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219377 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000219377 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000219377 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219377 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000219377 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000240591 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240591 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240591 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000240591 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240590 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240590 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240590 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000240590 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240589 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240589 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240589 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000240589 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.30%